Acquisitions and Disposals - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Acquisitions and Disposals [Line Items]
Value of consideration transferred	€ 284	€ 5,526
Cash consideration paid	€ 269
Paula's Choice [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Date of announcement	Jun. 14, 2021
Date of business acquisition	Aug. 02, 2021